Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue		$ 77,596	$ 85,486
Operating expenses:
Cost of revenue	[1]	25,719	28,848
Sales and marketing	[1]	16,045	19,791
Research and development	[1]	5,043	4,680
General and administrative	[1]	5,343	5,270
Depreciation and amortization		54	2,212
Total operating expenses		52,204	60,801
Operating income		25,392	24,685
Other income (expense):
Interest expense		(462)	(470)
Interest income		3,130	208
Gain on foreign currency transactions		252	121
Gain (loss) on foreign currency remeasurement		2,166	1,769
Gain (loss) on short-term investments		0	(1,761)
Other, net		(47)	(35)
Total other income (expense), net		5,039	(168)
Income before income tax		30,431	24,517
Income tax (expense) benefit		(6,759)	(6,022)
Net income (loss)		23,672	18,495
Other comprehensive income (expense):
Pension adjustments, net of tax		(157)	(526)
Gain (loss) on foreign currency translation		(1,181)	(1,446)
Comprehensive income (loss)		$ 22,334	$ 16,523
Earnings per share:
Basic		$ 9.55	$ 7.46
Diluted		$ 9.55	$ 7.46
Weighted average shares outstanding:
Basic		2,477,672	2,477,672
Diluted		2,477,672	2,477,672

[1]	Excluding depreciation and amortization